Income Tax Recovery (Tables)	6 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
Summary of Income Tax Contingencies
The following table reflects changes in uncertain tax positions relating to freight tax liabilities, which are recorded in other long-term liabilities on the Company's unaudited consolidated balance sheets:

	Six Months Ended June 30,
	2021 $	2020 $
Balance of unrecognized tax benefits as at January 1	49,124	49,579
Increases for positions related to the current year	2,075	1,489
Increases for positions related to prior years	3,086	1,863
Decreases for positions taken in prior years	—	(15,164)
Decreases related to statute of limitations	(7,336)	(812)
Foreign exchange gain	(110)	(1,206)
Balance of unrecognized tax benefits as at June 30	46,839	35,749